Segmental analyses (Tables)	12 Months Ended
Dec. 31, 2017
Reportable Segments [Abstract]
Disclosure of Revenue, Adjusted Revenue at Constant And Current Rates of Exchange

The following table shows 2017 revenue and adjusted revenue at current rates, and 2017 adjusted revenue translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates of exchange.

					2017	2016

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Revenue £m

United States	3,958	202	4,160	–	4,160	–

APME	4,776	197	4,973	–	4,973	4,769

AMSSA	4,365	- 42	4,323	–	4,323	4,038

ENA	5,507	343	5,850	258	6,108	5,323

Revenue	18,606	700	19,306	258	19,564	14,130

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short term arrangements and then passed on to customers.  This is deemed as adjusting due to the distorting nature to revenue and operating margin.

The following table shows 2016 revenue at current rates, and 2016 revenue translated using 2015 rates of exchange. The 2015 figures are stated at the 2015 rates of exchange.

	2016			2015

	Revenue Constant rates £m	Translation exchange £m	Revenue Current rates £m	Revenue £m

APME	4,230	539	4,769	4,259

AMSSA	4,237	- 199	4,038	3,929

ENA	4,976	347	5,323	4,348

Revenue	13,443	687	14,130	12,536

Disclosure of Segment Results at Constant And Current Rates of Exchange

Notes on the Accounts continued

The following table shows 2017 profit from operations and adjusted profit from operations at current rates, and as translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates.

	2017					2016

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	1,827	101	1,928	(763)	1,165	0	0	0

APME	1,962	87	2,049	(147)	1,902	1,972	(198)	1,774

AMSSA	1,799	(17)	1,782	(134)	1,648	1,684	(262)	1,422

ENA	2,017	153	2,170	(473)	1,697	1,824	(345)	1,479

	7,605	324	7,929	(1,517)	6,412	5,480	(805)	4,675

Fox River**				0	0		(20)	(20)

Profit from operations	7,605	324	7,929	(1,517)	6,412	5,480	(825)	4,655

Net finance costs	(833)	(56)	(889)	(205)	(1,094)	(529)	(108)	(637)

United States	593	31	624	23,195	23,819	991	889	1,880

APME	354	30	384	29	413	333	11	344

ENA	4	0	4	(27)	(23)	3	0	3

Share of post-tax results of associates and joint ventures	951	61	1,012	23,197	24,209	1,327	900	2,227

Profit/(loss) before taxation	7,723	329	8,052	21,475	29,527	6,278	(33)	6,245

Taxation (charge)/credit on ordinary activities	(2,017)	(74)	(2,091)	10,220	8,129			(1,406)

Profit for the year					37,656			4,839

*

The adjustments to profit from operations, net finance (costs) / income and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(i), note 4(b), note 5(a) and note 6(d) to (e) respectively.

**

The Fox River charge in 2016 (see note 3(g) and note 28) has not been allocated to any segment as it neither relates to current operations nor the tobacco business. It is presented separately from the segmental reporting which is used to evaluate segment performance and to allocate resources, and is reported to the chief operating decision maker on this basis.

2 Segmental analyses (revised) continued

The following table shows 2016 profit from operations and adjusted profit from operations at current rates, and as translated using 2015 rates of exchange. The 2015 figures are stated at the 2015 rates of exchange.

	2016					2015

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

APME	1,796	176	1,972	(198)	1,774	1,785	(77)	1,708

AMSSA	1,730	(46)	1,684	(262)	1,422	1,759	(204)	1,555

ENA	1,671	153	1,824	(345)	1,479	1,448	(151)	1,297

	5,197	283	5,480	(805)	4,675	4,992	(432)	4,560

Fox River**				(20)	(20)		–	–

Flintkote**				–	–		(3)	(3)

Profit from operations	5,197	283	5,480	(825)	4,655	4,992	(435)	4,557

Net finance (costs) / income	(494)	(35)	(529)	(108)	(637)	(427)	489	62

United States	877	114	991	889	1,880	652	277	929

APME	309	24	333	11	344	287	16	303

AMSSA	–	–	–	–	–	4	–	4

ENA	4	(1)	3	–	3	–	–	–

Share of post-tax results of associates and joint ventures	1,190	137	1,327	900	2,227	943	293	1,236

Profit/(loss) before taxation	5,893	385	6,278	(33)	6,245	5,508	347	5,855

Taxation on ordinary activities					(1,406)			(1,333)

Profit for the year					4,839			4,522

*

The adjustments to profit from operations, net finance (costs) / income and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(i), note 4(b), note 5(a) and note 6(d) to (e) respectively.

**

The Fox River charge in 2016 and 2015 (see note 3(g) and note 28) and the Flintkote charge in 2015 (see note 3(i) and note 28) have not been allocated to any segment as they neither relate to current operations nor the tobacco business. They are presented separately from the segmental reporting which is used to evaluate segment performance and to allocate resources, and is reported to the chief operating decision maker on this basis.

1	BAT Annual Report and Form 20-F 2017

Summary of Depreciation Amortisation and Impairment Charges

Adjusted profit from operations at constant rates of £7,605 million (2016: £5,197 million; 2015: £5,620 million) excludes certain depreciation, amortisation and impairment charges as explained in notes 3(e) and 3(f). These are excluded from segmental profit from operations at constant rates as follows:

	2017					2016

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	57	2	59	116	175

APME	109	2	111	24	135	114	52	166

AMSSA	99	3	102	32	134	121	48	169

ENA	153	9	162	296	458	160	112	272

	418	16	434	468	902	395	212	607

	2016					2015

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

APME	106	8	114	52	166	104	34	138

AMSSA	119	2	121	48	169	119	12	131

ENA	150	10	160	112	272	114	45	159

	375	20	395	212	607	337	91	428

Disclosure of Geographical Information of External Revenue and Non-Current Assets

External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group

Revenue is based on location of sale	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m

External revenue	203	266	180	19,361	13,864	12,356	19,564	14,130	12,536

	United Kingdom		All foreign countries		Group

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Intangible assets	514	551	117,271	11,566	117,785	12,117

Property, plant and equipment	406	371	4,476	3,290	4,882	3,661

Investments in associates and joint ventures	–	–	1,577	9,507	1,577	9,507